Stock-Based Compensation (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Options Outstanding	172,500	845,836
Options Granted	17,630,299	5,851,696
Options Vested	(17,716,549)	(6,322,532)
Options Forfeited	(13,750)	(202,500)
Options Outstanding	72,500	172,500
Weighted Average Grant Date Fair Value Outstanding	$ 0.46	$ 0.5
Weighted Average Grant Date Fair Value Granted	$ 0.001	$ 0.001
Weighted Average Grant Date Fair Value Vested	$ 0.022	$ 0.04
Weighted Average Grant Date Fair Value Forfeited	$ 0.46	$ 0.46
Weighted Average Grant Date Fair Value Outstanding	$ 0.46	$ 0.46